UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 145.3% (100.0% of Total Investments)

	Alabama – 0.5% (0.3% of Total Investments)
$ 2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,018,084
	2006C-2, 5.000%, 11/15/39
	Alaska – 2.2% (1.5% of Total Investments)
5,140	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2003B, 5.250%, 12/01/22 –	12/13 at 100.00	AA	5,220,390
	NPFG Insured
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	5/17 at 100.00	AA	2,301,473
2,285	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	1,675,065
	Series 2006A, 5.000%, 6/01/46
9,715	Total Alaska			9,196,928
	Arizona – 1.8% (1.2% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	4,531,185
	2010A, 5.000%, 7/01/40
2,905	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	No Opt. Call	Aa1	3,037,613
	Revenue Bonds, Series 2008A, 5.000%, 1/01/33
7,405	Total Arizona			7,568,798
	California – 22.3% (15.4% of Total Investments)
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	BB	791,730
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
3,280	5.450%, 6/01/28	12/18 at 100.00	B+	2,937,732
9,000	5.600%, 6/01/36	12/18 at 100.00	BB–	7,609,140
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AA+	4,095,871
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,378,733
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	A1	3,171,060
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,820,920
	2005, 0.000%, 8/01/22 – NPFG Insured
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999	No Opt. Call	Aaa	1,978,281
	General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	19,021,600
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,350	5.000%, 6/01/33	6/17 at 100.00	B	2,729,714
1,000	5.125%, 6/01/47	6/17 at 100.00	B	714,090
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	3,044,580
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/13 at 101.00	N/R	6,024,960
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	510,458
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	3,454,867
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	6,103,873
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	3,849,950
	AGC Insured
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	1,140,668
	Series 2001B, 0.000%, 9/01/23 – AGM Insured
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,867,640
	Center, Series 2007A, 5.000%, 7/01/47
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	1,582,336
	Series 2003, 0.000%, 7/01/27 – AGM Insured
3,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	8/15 at 101.00	Aa2	3,145,920
	Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	1,519,741
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
4,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	Aa2	1,730,924
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
12,705	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	4,022,403
	Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,432,650
	(Alternative Minimum Tax)
1,930	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	2,016,889
	6/01/29 – NPFG Insured
123,285	Total California			95,696,730
	Colorado – 7.3% (5.1% of Total Investments)
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	3,988,200
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,946,300
	Association, Series 2007, 5.250%, 5/15/42
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,239,210
	Series 2007, 5.125%, 9/15/29
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,860,350
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,555,783
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,585,866
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB	1,917,900
	2010A, 0.000%, 9/01/41
8,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	A	3,475,840
	NPFG Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	804,815
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R (4)	1,074,229
	8.000%, 12/01/25 (Pre-refunded 6/01/14)
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,009,171
	5.375%, 6/01/31
42,965	Total Colorado			31,457,664
	District of Columbia – 1.2% (0.8% of Total Investments)
455	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/13 at 100.00	A1	459,468
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	4,552,400
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
5,455	Total District of Columbia			5,011,868
	Florida – 4.4% (3.0% of Total Investments)
2,600	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	2,550,158
	11/01/30 – NPFG Insured
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa2	2,578,464
	8/01/25 – AMBAC Insured
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA–	5,151,817
	10/01/29 – FGIC Insured
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	A	2,010,500
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	A	1,499,940
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	5,203,900
18,585	Total Florida			18,994,779
	Georgia – 3.3% (2.2% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	2,093,080
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,085,200
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,040,960
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,009,500
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	2,688,675
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
13,500	Total Georgia			13,917,415
	Illinois – 17.3% (11.9% of Total Investments)
3,410	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/13 at 100.00	AA+	3,412,489
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	AA–	1,628,700
	FGIC Insured
3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	1/16 at 100.00	AA–	2,800,560
	AGM Insured
3,360	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 69.01	AAA	2,043,821
	Series 2007B, 0.000%, 12/01/24
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,307,249
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	5,239,150
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,059,240
	5.000%, 3/15/26
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA–	10,238,266
	5/15/32 – NPFG Insured
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/15 at 100.00	AA–	1,048,680
	2005, 5.250%, 8/15/20 – AGC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	2,705,850
	2009, 6.875%, 8/15/38
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,593,550
	2011C, 5.500%, 8/15/41 (UB) (5)
6,935	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	6,939,091
	Refunding Series 2007A, 5.250%, 5/01/34
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/14 at 100.00	Baa2	5,037,914
	Series 2002, 5.625%, 1/01/28
1,670	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	1,702,966
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,925	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/22	No Opt. Call	A–	3,142,562
1,955	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,982,781
	5.000%, 1/01/38
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,629,950
	Series 2006, 0.000%, 12/01/23 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
8,200	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	3,238,426
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	2,604,400
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/17 at 101.00	AAA	2,759,775
	Expansion Project, Series 2002B, 5.550%, 6/15/21 – NPFG Insured
3,379	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	2,980,717
	3/01/30 – RAAI Insured
1,890	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,216,894
	Illinois, General Obligation Bonds, Series 2003A, 5.500%, 7/01/22 – FGIC Insured
91,119	Total Illinois			74,313,031
	Indiana – 5.1% (3.5% of Total Investments)
2,640	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	2,350,313
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
4,195	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (4)	4,321,857
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/13 at 100.00	BBB	2,295,482
	Series 2001, 5.500%, 9/15/31
840	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	885,528
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
2,305	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,370,024
	Indiana, Series 2007, 5.500%, 3/01/37
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	5,191,033
	NPFG Insured
2,470	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	1,599,523
	AMBAC Insured
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+ (4)	2,058,777
	2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	8/13 at 100.00	N/R	659,837
	1999, 5.800%, 2/15/24 (6)
27,915	Total Indiana			21,732,374
	Iowa – 1.5% (1.0% of Total Investments)
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	950,250
	Project, Series 2013, 5.250%, 12/01/25
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,454,239
	5.600%, 6/01/34
7,340	Total Iowa			6,404,489
	Kansas – 1.1% (0.8% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	2,092,500
	Obligated Group, Series 2012A, 5.000%, 11/15/28
4,090	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	2,643,694
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,090	Total Kansas			4,736,194
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,033,290
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 0.9% (0.6% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	Aa1	3,843,616
	Insured (UB)
	Massachusetts – 2.5% (1.7% of Total Investments)
2,500	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	5/14 at 100.00	A–	2,520,125
	AMBAC Insured
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	1,506,030
	System, Series 2010J, 5.000%, 7/01/39
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,374,802
	2013A, 5.000%, 5/15/43
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	167,774
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	562,344
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	3,630,667
10,280	Total Massachusetts			10,761,742
	Michigan – 7.4% (5.1% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	811,253
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%,	7/15 at 100.00	A	848,640
	7/01/35 – NPFG Insured
3,135	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998B	7/17 at 100.00	A	3,093,210
	Remarketed, 5.250%, 7/01/22 – NPFG Insured
6,430	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	1/14 at 100.00	AA–	5,980,993
	7/01/32 – AGM Insured
3,815	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	3,457,458
	7/01/36 – MBIA-NPFG Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.750%, 7/01/37	7/21 at 100.00	BB–	1,954,180
3,500	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA–	3,241,735
	5.000%, 7/01/33 – AGM Insured
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	A2	7,029,709
	Hospital, Refunding Series 2010, 5.500%, 5/15/36
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/13 at 100.00	Caa2	3,558,680
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	1,873,229
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
33,595	Total Michigan			31,849,087
	Minnesota – 2.3% (1.6% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA–	5,766,750
	2008B, 6.500%, 11/15/38 – AGC Insured
4,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2011A, 5.000%, 10/01/13	No Opt. Call	AA+	4,032,360
9,000	Total Minnesota			9,799,110
	Missouri – 0.7% (0.5% of Total Investments)
	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A:
1,325	4.500%, 12/15/23 – NPFG Insured	12/16 at 100.00	A	1,367,519
1,475	4.500%, 12/15/26 – NPFG Insured	12/16 at 100.00	A	1,494,780
2,800	Total Missouri			2,862,299
	Nevada – 2.8% (1.9% of Total Investments)
1,405	Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/40 –	7/15 at 100.00	Aa2	1,406,841
	AMBAC Insured
5,035	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.000%, 7/01/36 –	7/14 at 100.00	A+	5,042,754
	FGIC Insured
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	2,186,960
	Series 2008, Trust 2633, 19.047%, 7/01/31 – BHAC Insured (IF) (5)
1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,560,197
	6/01/24 – FGIC Insured
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.774%,	7/17 at 100.00	AA+	1,913,590
	7/01/31 – BHAC Insured (IF) (5)
11,645	Total Nevada			12,110,342
	New Jersey – 1.1% (0.7% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/13 at 100.00	B	3,996,958
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	633,984
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
4,595	Total New Jersey			4,630,942
	New York – 7.7% (5.3% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,702,152
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	2,059,860
	Education Series 2007C, 5.000%, 3/15/14
4,160	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	4,204,886
	2011A, 5.250%, 2/15/47
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	12,717,568
	4.500%, 11/15/32 – AGM Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/14 at 100.00	N/R	5,362,650
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,223,350
	Fiscal 2013 Series I, 5.000%, 5/01/38
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,857,924
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36
42,650	Total New York			33,128,390
	North Carolina – 2.1% (1.5% of Total Investments)
3,200	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University,	No Opt. Call	AA+	3,241,440
	Series 2006A, 5.000%, 10/01/41
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,403,851
	WakeMed, Series 2012A, 5.000%, 10/01/31
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,415,399
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
8,875	Total North Carolina			9,060,690
	North Dakota – 0.7% (0.5% of Total Investments)
3,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	3,023,190
	Group, Series 2012, 5.000%, 12/01/29
	Ohio – 2.6% (1.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,000	5.875%, 6/01/30	6/17 at 100.00	B	1,597,820
10,000	5.750%, 6/01/34	6/17 at 100.00	B	7,611,500
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,226,580
1,000	5.875%, 6/01/47	6/17 at 100.00	B	748,390
14,500	Total Ohio			11,184,290
	Oklahoma – 1.1% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,087,340
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,655,645
4,500	Total Oklahoma			4,742,985
	Pennsylvania – 0.8% (0.6% of Total Investments)
3,475	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	3,469,371
	AGM Insured
	Puerto Rico – 4.0% (2.7% of Total Investments)
1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I,	No Opt. Call	BBB	1,377,105
	5.000%, 7/01/24 – FGIC Insured
5,020	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	5,025,020
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	8,391,755
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	1,893,300
6,150	0.000%, 8/01/56	No Opt. Call	AA–	330,563
51,980	Total Puerto Rico			17,017,743
	Rhode Island – 0.7% (0.5% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A	2,899,380
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 3.9% (2.7% of Total Investments)
2,500	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	2,624,600
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
2,000	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A (4)	2,102,940
	Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	9,696,578
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA–	2,442,119
31,630	Total South Carolina			16,866,237
	Texas – 28.5% (19.6% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series	8/16 at 100.00	AAA	4,272,560
	2006B, 5.000%, 8/15/31
10,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	10,639,600
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,329,000
	6.000%, 1/01/41
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%,	11/13 at 100.00	AA–	3,034,590
	11/01/22 – AGM Insured (Alternative Minimum Tax)
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,202,380
	7.125%, 9/01/34
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2003, 5.000%, 3/01/32	9/13 at 100.00	AA+ (4)	3,514,070
	(Pre-refunded 9/01/13) – NPFG Insured
7,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA	7,048,860
	Series 2013B, 5.250%, 10/01/51 (WI/DD, Settling 8/01/13)
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	9/13 at 100.00	BB+	10,008,500
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
4,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	4,142,680
	NPFG Insured
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/13 at 100.00	A	30,008,918
	2001B, 5.250%, 11/15/40 – NPFG Insured
1,920	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	A	407,942
	0.000%, 11/15/37 – NPFG Insured
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	A	1,118,653
	0.000%, 11/15/35 – NPFG Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	A	6,782,000
	2001A, 0.000%, 11/15/40 – NPFG Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2011A,	No Opt. Call	AA	2,170,140
	5.250%, 11/15/30
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,936,600
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,001,491
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds,	8/16 at 100.00	AAA	4,453,786
	Refunding Series 2006, 5.000%, 8/15/37
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	4,879,200
	0.000%, 1/01/28 – AGC Insured
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,315,791
	Residuals 1760-3, 17.514%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	2,970,487
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	4,874,750
	2012, 5.000%, 12/15/29
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	1,144,863
	Refunding Series 2012A, 5.000%, 8/15/41
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/14 at 43.53	A–	411,540
	2002A, 0.000%, 8/15/28 – AMBAC Insured
5,555	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	2/14 at 100.00	Aaa	5,619,160
	5.250%, 8/01/35
172,160	Total Texas			122,287,561
	Virginia – 1.4% (1.0% of Total Investments)
600	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	603,708
	System Obligated Group, Series 2013, 5.000%, 11/01/30
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,313,375
1,335	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/33	No Opt. Call	BBB–	435,010
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,784,831
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	828,971
7,140	Total Virginia			5,965,895
	Washington – 1.8% (1.2% of Total Investments)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,874,122
	Center, Series 2011A, 5.625%, 1/01/35
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	2,858,121
	Series 2010, 5.500%, 12/01/39
755	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	12/13 at 100.00	A3	763,192
	Series 2002, 6.500%, 6/01/26
7,475	Total Washington			7,495,435
	West Virginia – 2.4% (1.6% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	BBB	3,012,452
	Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38
6,720	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series	10/14 at 100.00	Aa3 (4)	7,093,632
	2004C, 5.000%, 10/01/34 (Pre-refunded 10/01/14) – FGIC Insured
9,670	Total West Virginia			10,106,084
	Wisconsin – 1.7% (1.2% of Total Investments)
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,228,474
	Series 2012B, 5.000%, 2/15/32
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	2,427,474
	Series 2012, 5.000%, 6/01/39
3,690	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,697,121
	Services Inc., Series 2006B, 5.125%, 8/15/30
7,440	Total Wisconsin			7,353,069
$ 799,774	Total Municipal Bonds (cost $603,219,067)			622,539,102

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Nevada – 0.0% (0.0% of Total Investments)
$ 255	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 63,870
74	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	14,750
$ 329	Total Corporate Bonds (cost $9,661)				78,620
	Total Investments (cost $603,228,728) – 145.3%				622,617,722
	Floating Rate Obligations – (4.6)%				(19,570,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.7)% (9)				(196,000,000)
	Other Assets Less Liabilities – 5.0%				21,550,693
	Net Assets Applicable to Common Shares – 100%				$ 428,598,415

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$622,539,102	$ –	$622,539,102
Corporate Bonds	—	—	78,620	78,620
Total	$ —	$622,539,102	$78,620	$622,617,722

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $587,383,896.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 37,790,105
Depreciation	(22,133,762)
Net unrealized appreciation (depreciation) of investments	$ 15,656,343

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013